ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2021
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

12.ACCRUED LIABILITIES AND OTHER PAYABLES

	As of
	June 30, 2021	December 31, 2020
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	976	871
Accrued rent, electricity and water	1,455	1,352
Accrued other taxes	945	1,042
Others	3,351	3,381
	22,927	22,846

The Company usually requests a deposit from RMB 400,000 to RMB 1,000,000 from new distributors upon signing a distributorship agreement as security for the performance of their obligations under the distributorship agreement.

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.